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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395


                   	  Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Global Aggregate Bond Fund
              Schedule of Investments  7/31/08 (unaudited)

PrincipaFloating
Amount (Rate (c)                                                    Value
              ASSET BACKED SECURITIES - 1.3 %
              Banks - 0.2 %
              Thrifts & Mortgage Finance - 0.2 %
15,607   5.15 Credit-Based Asset Servicing & Securities, Floating $ 15,518
              Total Banks                                         $ 15,518
              Diversified Financials - 1.1 %
              Consumer Finance - 0.1 %
20,000   2.90 RASC 2005-KS7 M1, Floating Rate Note  8/25/35       $ 14,895
              Investment Banking & Brokerage - 0.4 %
20,278   2.89 GSAMP Trust, Floating Rate Note, 3/25/35            $ 17,970
20,000   2.62 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37        15,555
                                                                  $ 33,525
              Other Diversified Financial Services - 0.6 %
16,753        CMSI 2006-1 3A1, 5.0%, 2/25/36                      $ 14,770
16,674   2.61 Countrywide Asset Backed Certificates, Floating Rate  16,648
22,725   2.65 FFML 2006-FF4 A2, Floating Rate Note,  3/25/36        20,945
                                                                  $ 52,363
              Total Diversified Financials                        $100,783
              TOTAL ASSET BACKED SECURITIES                       $116,301
              (Cost  $119,682)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9 %
              Materials - 0.5 %
              Forest Products - 0.5 %
50,000        TSTAR 2006-1A A, 5.668%, 10/15/36                   $ 46,705
              Total Materials                                     $ 46,705
              Banks - 2.2 %
              Thrifts & Mortgage Finance - 2.2 %
10,000        CCI 2005 1A C, 5.074%, 6/15/35                      $  9,393
25,000        GS Mortgage Securities Corp II, 7.12%, 11/18/29       26,149
34,930        JP Morgan Mortgage Trust, 6.0%, 8/25/34               33,162
15,000        JPMCC 2002-C3 B, 5.146%, 7/12/35                      14,580
47,960        JPMCC 2004-CB8 A1A, 4.158%, 1/12/39                   44,961
25,000        SBA CMBS Trust, 6.709%, 11/15/36                      22,721
24,771   2.69 WAMU Mortgage Pass-Through Certificate, Floating Rat  16,307
29,396        Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/  28,275
                                                                  $195,548
              Total Banks                                         $195,548
              Diversified Financials - 1.2 %
              Other Diversified Financial Services - 1.2 %
33,222        CS First Boston Mortgage Security, 3.5%, 7/25/18    $ 30,329
45,881        Master Alternative Loans Trust, 6.0%, 7/25/34         42,411
33,793   5.67 RALI 2005-QA10 A41, 5.7412%, 9/25/35                  27,222
                                                                  $ 99,962
              Total Diversified Financials                        $ 99,962
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS           $342,215
              (Cost  $347,288)

              CORPORATE BONDS - 24.5 %
              Energy - 1.9 %
              Integrated Oil & Gas - 0.3 %
25,000        Marathon Oil Corp., 5.9%, 3/15/18                   $ 24,320
              Oil & Gas Exploration & Production - 0.6 %
10,000        Canadian Natural Resources, Ltd., 5.9%, 2/1/18      $  9,899
40,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)         38,908
                                                                  $ 48,807
              Oil & Gas Storage & Transporation - 1.0 %
25,000        Buckeye Partners LP, 6.05%, 1/15/18                 $ 24,334
30,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)              30,269
40,000   7.00 Teppco Partners LP, Floating Rate Note, 6/1/67        34,570
                                                                  $ 89,173
              Total Energy                                        $162,300
              Materials - 0.9 %
              Commodity Chemicals - 0.5 %
50,000        Kronos International, Inc., 6.5%, 4/15/13           $ 46,392
              Steel - 0.4 %
30,000        Arcelormittal, 6.125%, 6/1/18 (144A)                $ 28,809
10,000        Commercial Metals Co., 7.35%, 8/15/18                 10,049
                                                                  $ 38,858
              Total Materials                                     $ 85,250
              Capital Goods - 0.2 %
              Industrial Conglomerates - 0.2 %
15,000        General Electric Capital Corp., 4.0%, 2/15/12       $ 14,493
              Total Capital Goods                                 $ 14,493
              Commercial Services & Supplies - 0.3 %
              Office Services & Supplies - 0.3 %
25,000        Pitney Bowes, Inc., 5.6%, 3/15/18                   $ 24,311
              Total Commercial Services & Supplies                $ 24,311
              Transportation - 0.8 %
              Railroads - 0.8 %
25,000        Burlington Sante Fe Corp., 5.75%, 3/15/08           $ 24,404
50,000        Union Pacific Corp., 5.7%, 8/15/18                    48,309
                                                                  $ 72,713
              Total Transportation                                $ 72,713
              Consumer Durables & Apparel - 0.3 %
              Household Appliances - 0.3 %
25,000        Whirlpool Corp., 5.5%, 3/1/13                       $ 24,244
              Total Consumer Durables & Apparel                   $ 24,244
              Consumer Services - 0.4 %
              Education Services - 0.4 %
40,000        President & Fellows of Harvard, 3.7%, 4/1/13        $ 38,733
              Total Consumer Services                             $ 38,733
              Media - 0.5 %
              Broadcasting & Cable Television - 0.5 %
25,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)      $ 24,330
25,000        Univision Communications, 9.75%, 3/15/15 PIK (144A)   19,063
                                                                  $ 43,393
              Total Media                                         $ 43,393
              Food, Beverage & Tobacco - 0.3 %
              Tobacco - 0.3 %
25,000        UST, Inc., 5.75%, 3/1/18                            $ 24,495
              Total Food, Beverage & Tobacco                      $ 24,495
              Health Care Equipment & Services - 0.5 %
              Health Care Facilities - 0.1 %
5,000         HCA, Inc., 9.125%, 11/15/14                         $  5,150
              Managed Health Care - 0.4 %
40,000        United Health Group, 4.875%, 2/15/13                $ 38,745
              Total Health Care Equipment & Services              $ 43,895
              Pharmaceuticals & Biotechnology - 0.3 %
              Biotechnology - 0.3 %
25,000        Biogen IDEC, 6.0%, 3/1/13                           $ 24,832
              Total Pharmaceuticals & Biotechnology               $ 24,832
              Banks - 7.0 %
              Diversified Banks - 6.9 %
80,000   5.18 BNP Paribas, Floating Rate Note, 10/17/16           $120,172
80,000   5.16 DNB NOR Bank ASA, Floating Rate Note, 9/28/15        121,089
100,000  4.61 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/8/16   150,344
10,000        Korea Development Bank, 5.3%, 1/17/13                  9,893
80,000   5.75 Nordea Bank Finland, Floating Rate Note, 3/26/14     124,399
20,000        Wachovia Bank NA, 6.0%, 11/15/17                      17,385
20,000        Wachovia Corp., 5.75%, 6/15/17                        16,864
50,000        Wells Fargo Co., 4.375%, 1/31/13                      47,569
                                                                  $607,715
              Regional Banks - 0.1 %
10,000        Keycorp, 6.5%, 5/14/13                              $  8,353
              Total Banks                                         $616,068
              Diversified Financials - 5.0 %
              Asset Management & Custody Banks - 0.5 %
25,000        Eaton Vance Corp., 6.5%, 10/2/17                    $ 25,145
25,000        Mellon Funding Corp., 5.5%, 11/15/18                  22,811
                                                                  $ 47,956
              Investment Banking & Brokerage - 1.0 %
50,000        Merrill Lynch & Co., 5.45%, 2/5/13                  $ 46,382
45,000        Morgan Stanley Dean Witter, Floating Rate Note, 4/1/  41,654
                                                                  $ 88,036
              Other Diversified Financial Services - 2.2 %
50,000        JP Morgan Chase & Co., 6.0%, 1/15/18                $ 48,512
80,000   3.63 Standard Chartered, Floating Rate Note, 2/3/17       111,952
35,000        WEA Finance LLC, 7.125%, 4/15/18                      35,595
                                                                  $196,059
              Specialized Finance - 1.3 %
25,000        CIT Group, Inc., 7.625%, 11/30/12                   $ 21,232
49,580        Coso Geothermal Power, 7.0%, 7/15/26 (144A)           48,278
40,000        GATX Financial Corp., 6.0%, 2/15/18                   38,873
10,000        National Rural Utilities Corp., 5.45%, 2/1/18          9,690
                                                                  $118,073
              Total Diversified Financials                        $450,124
              Insurance - 3.6 %
              Life & Health Insurance - 0.3 %
25,000        Prudential Financial, 5.15%, 1/15/13                $ 24,402
              Multi-Line Insurance - 2.7 %
25,000        AFC Capital Trust I, 8.207%, 2/3/27                 $ 20,622
30,000        American General Finance, 6.9%, 12/15/17              24,065
80,000   6.75 AXA SA, Floating Rate Note, 12/15/20                 124,772
35,000        International Lease, 6.375%, 3/25/13                  31,066
45,000   7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)            36,571
                                                                  $237,096
              Property & Casualty Insurance - 0.3 %
20,000        Berkshire Hathway, Inc., 5.0%, 8/15/13 (144A)       $ 19,972
5,000   14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)        2,750
                                                                  $ 22,722
              Reinsurance - 0.3 %
30,000        Platinum Underwriters HD, 7.5%, 6/1/17              $ 28,194
              Total Insurance                                     $312,414
              Software & Services - 0.6 %
              Data Processing & Outsourced Services - 0.6 %
55,000        First Data Corp., 9.875%, 9/24/15 (144A)            $ 48,675
              Total Software & Services                           $ 48,675
              Semiconductors - 0.3 %
              Semiconductor Equipment - 0.3 %
25,000        Klac Instruments Corp 6.9%, 5/1/18                  $ 24,427
              Total Semiconductors                                $ 24,427
              Telecommunication Services - 0.7 %
              Integrated Telecommunication Services - 0.7 %
50,000        AT&T, Inc., 5.5%, 2/1/18                            $ 48,806
10,000        Paetec Holdings, 9.5%, 7/15/15                         9,113
                                                                  $ 57,919
              Total Telecommunication Services                    $ 57,919
              Utilities - 0.9 %
              Electric Utilities - 0.2 %
10,000        Commonwealth Edison, 6.15%, 9/15/17                 $  9,978
10,000        West Penn Power Co., 5.95%, 12/15/17                   9,907
                                                                  $ 19,885
              Gas Utilities - 0.1 %
10,000        Questar Pipeline Co., 5.83%, 2/1/18                 $  9,964
              Independent Power Producer & Energy Traders - 0.1 %
5,000         TXU Energy Co., 10.25%, 11/1/15                     $  5,000
              Multi-Utilities - 0.5 %
20,000        Northern States Power - Minn 5.25%, 3/1/18          $ 19,673
25,000        Public Service of New Mexico 7.95%, 5/15/18           25,366
                                                                  $ 45,039
              Total Utilities                                     $ 79,888
              TOTAL CORPORATE BONDS                               $2,148,174
              (Cost  $2,195,122)

              U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.6 %
323,237       Federal Home Loan Mortgage Corp., 6.0%, 8/1/37      $325,247
318,227       Federal Home Loan Mortgage Corp., 6.5%, 1/1/38       327,211
50,000        Federal National Mortgage Association, 4.5%, 7/1/38   45,822
494,881       Federal National Mortgage Association, 5.5%, 12/1/37 484,796
462,119       Federal National Mortgage Association, 6.5%, 4/1/38  475,164
10,001        Government National Mortgage Association, 5.0%, 6/15   9,674
258,299       Government National Mortgage Association, 5.5%, 1/15 256,497
198,449       Government National Mortgage Association, 5.5%, 1/15 191,958
225,000       U.S. Treasury Bonds, 3.875%, 5/15/18 (b)             223,066
235,000       U.S. Treasury Bonds, 4.25%, 11/15/13 (b)             245,961
52,000        U.S. Treasury Bonds, 5.0%, 5/15/37                    55,246
50,000        U.S. Treasury Bonds, 6.25%, 8/15/23 (b)               59,242
94,642        U.S. Treasury Inflation Notes, 1.875%, 7/15/15        97,570
60,000        U.S. Treasury Notes, 3.625%, 12/31/12                 61,163
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $2,858,617
              (Cost  $2,877,812)

              FOREIGN GOVERNMENT BONDS - 25.4 %
129,000       Bonos Y Oblig del Estado, 4.4%, 1/31/15             $200,050
110,000       Buoni Poliennali del Tesoro, 4.75%, 2/1/13           172,249
163,000       Deutchsland Rep Bundes, 5.25%, 1/4/11                259,899
67,000        Government of France, 3.75%, 4/25/21                  95,570
20,000,000    Japan Government 10-Yr, 1.7%, 9/20/16                190,533
18,000,000    Japan Government 10-Yr, 1.8%, 6/21/10                170,113
17,000,000    Japan Government 20-Yr, 1.5%, 3/20/19                155,500
2,500,000     Japan Government 30-Yr, 2.3%, 12/20/36                22,536
37,000,000    Japan Government 5-Yr, 1.2%, 3/20/12                 345,443
91,000        Netherlands Government, 5.5%, 1/15/28                154,529
110,000       Republic of Austria, 7.0%, 7/15/14                   170,294
46,000        United Kingdom Treasury, 4.25%, 12/7/27               84,693
29,000        United Kingdom Treasury, 4.75%, 3/7/20                56,748
22,000        United Kingdom Treasury, 4.75%, 6/7/10                43,594
25,000        United Kingdom Treasury, 4.75%, 9/7/15                49,541
30,000        United Kingdom Treasury, 5.0%, 9/7/14                 60,295
              TOTAL FOREIGN GOVERNMENT BONDS                      $2,231,587
              (Cost  $2,191,457)

              MUNICIPAL BONDS - 0.9 %
              Municipal Higher Education - 0.9 %
50,000        California State University Revenue, 5.0%, 11/1/39  $ 50,157
25,000        Conneticut State Health & Education, 5.0%, 7/1/42     25,243
              TOTAL MUNICIPAL BONDS                               $ 75,400
              (Cost  $73,795)

              TEMPORARY CASH INVESTMENTS - 4.5 %
              Security Lending Collateral - 4.5 %
              Certificates of Deposit:
7,227         American Express, 2.72%, 8/8/08                     $      7,227
5,410         Bank of America, 2.88%, 8/11/08                            5,410
10,819        CBA, 3.02%, 7/16/09                                      10,819
5,410         Citibank, 2.85%, 7/29/08                                   5,410
1,948         Banco Santander NY, 2.8%, 10/7/08                          1,948
5,414         Banco Santander NY, 3.09%, 12/22/08                        5,414
5,408         Bank of Nova Scotia, 3.18%, 5/5/09                         5,408
2,705         Bank of Scotland NY, 2.72%, 8/15/08                        2,705
1,946         Bank of Scotland NY, 2.89%, 11/4/08                        1,946
2,704         Bank of Scotland NY, 3.03%, 9/26/08                        2,704
9,737         Barclays Bank, 3.18%, 5/27/09                              9,737
8,114         Bank Bovespa NY, 2.705%, 8/8/08                            8,114
3,246         Calyon NY, 2.85%, 8/25/08                                  3,246
4,544         Calyon NY, 2.64%, 9/29/08                                  4,544
1,716         Calyon NY, 2.69%, 1/16/09                                  1,716
2,164         Deutsche Bank Financial, 2.72%, 8/4/08                     2,164
4,010         Dexia Bank NY, 3.37%, 9/29/08                              4,010
9,737         DNB NOR Bank ASA NY, 2.9%, 6/8/09                          9,737
465           Fortis, 3.11%, 9/30/08                                        465
9,910         Intesa SanPaolo S.p.A., 2.72%, 5/22/09                     9,910
2,705         Lloyds Bank, 2.61%, 8/18/08                                2,705
3,679         Natixis, 2.83%, 8/4/08                                     3,679
5,410         NORDEA NY, 2.81%, 8/29/08                                  5,410
625           NORDEA NY, 2.72%, 4/9/09                                      625
519           NORDEA NY, 2.73%, 12/1/08                                     519
865           Rabobank Nederland NY, 2.37%, 8/29/08                         865
5,410         Royal Bank of Canada NY, 2.6%, 9/5/08                      5,410
3,246         Bank of Scotland NY, 2.7%, 8/1/08                          3,246
3,247         Bank of Scotland NY, 2.96%, 11/3/08                        3,247
627           Skandinavian Enskilda Bank NY, 3.18%, 9/22/08                 627
1,080         Skandinavian Enskilda Bank NY, 3.06%, 2/13/09              1,080
9,737         Svenska Bank NY, 2.7%, 7/8/09                              9,737
6,816         Toronto Dominion Bank NY, 2.77%, 9/5/08                    6,816
3,246         Toronto Dominion Bank NY, 2.75%, 11/5/08                   3,246
1,080         Wachovia, 3.62%, 10/28/08                                  1,080
                                                                  $  150,927
              Commercial Paper:
1,666         Bank of America, 2.7%, 8/26/08                      $      1,666
2,162         Bank of America, 2.6%, 8/11/08                             2,162
5,374         Citigroup, 2.83%, 10/24/08                                 5,374
5,387         HSBC Securities, Inc., 2.88%, 9/29/08                      5,387
10,625        Honda Finance Corp., 2.92%, 7/14/09                      10,625
4,324         ING Funding, 2.7%, 8/13/08                                 4,324
9,717         Macquarie Bank, 2.75%, 8/29/08                             9,717
1,336         PARFIN, 3.18%, 8/1/08                                      1,336
8,615         Rabobank, 2.68%, 10/3/08                                   8,615
2,149         Royal Bank of Scotland, 2.66%, 10/21/08                    2,149
2,163         Societe Generale, 3.18%, 8/5/08                            2,163
4,321         Societe Generale, 3.18%, 8/22/08                           4,321
2,162         SVSS NY, 3.18%, 8/11/08                                    2,162
1,030         Bank Bovespa NY, 2.79%, 3/12/09                            1,030
4,868         General Electric Capital Corp., 2.77%, 1/5/09              4,868
5,408         General Electric Capital Corp., 2.82%, 3/16/09             5,408
2,001         IBM, 3.18%, 2/13/09                                        2,001
5,410         IBM, 3.18%, 6/26/09                                        5,410
9,737         Met Life Global Funding, 3.16%, 6/12/09                    9,737
9,196         WestPac, 3.18%, 6/1/09                                     9,196
                                                                  $    97,651
              Mutual Funds:
16,229        AIM Short Term Investment Trust, 2.47%              $    16,229
16,229        BlackRock Liquidity Money Market Fund, 3.18%             16,229
16,229        Dreyfus Preferred Money Market Fund, 3.18%            16,229
                                                                  $    48,687
              Tri-party Repurchase Agreements:
255           Barclays Capital Markets, 2.15%, 8/1/08             $         255
18,111        Deutsche Bank, 2.18%, 8/1/08                             18,111
75,735        Lehman Brothers, 2.13%, 8/1/08                        75,735
                                                                  $    94,100
              Other:
2,136         ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $      2,136
                                                                  $  393,500
              TOTAL TEMPORARY CASH INVESTMENTS                    $393,500
              (Cost  $393,500)
              TOTAL INVESTMENT IN SECURITIES - 93.1 %             $8,165,794
              (Cost  $8,198,656)(a)
              OTHER ASSETS AND LIABILITIES - 6.9 %                $605,069
              TOTAL NET ASSETS - 100.0 %                          $8,770,863

    PIK       Represents a pay in kind security

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2008, the value of these securities amounted to $297,625 or 3.0% of total net assets.

    (a) At July 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $8,198,656 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost           $177,832

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value            (210,694)

              Net unrealized loss                                 $(32,862)

   (b)        At July 31, 2008, the following securities were out on loan:
Principal
Amount ($)    Description                                           Value
222,000       U.S. Treasury Bonds, 3.875%, 5/15/18                $  220,091
100,000       U.S. Treasury Bonds, 4.25%, 11/15/13                   104,660
49,000        U.S. Treasury Bonds, 6.25%, 8/15/23                      58,057
              Total                                               $  382,808

    (c)       Debt obligation originally issued at one coupon which converts to


        Pioneer Global Diversified Equity Fund
        Schedule of Investments  7/31/2008 (unaudited)

Shares                                                           Value

        PREFERRED STOCK - 0.4 %
        Automobiles & Components - 0.4 %
        Automobile Manufacturers - 0.4 %
79      Porsche AG                                             $ 11,907
        Total Automobiles & Components                         $ 11,907
        TOTAL PREFERRED STOCK                                  $ 11,907
        (Cost  $14,503)

        COMMON STOCKS - 93.7 %
        Energy - 7.8 %
        Integrated Oil & Gas - 6.2 %
1,710   BP Amoco Plc                                           $ 17,571
371     Chevron Corp.                                            31,373
831     Eni S.p.A.                                               28,102
451     Gazprom (A.D.R.) *                                       21,738
60      Lukoil Holding (A.D.R.) *                                 5,022
599     Repsol S.A.                                              20,107
591     Royal Dutch Shell Plc                                    21,096
654     Statoil ASA *                                            21,234
                                                               $166,243
        Oil & Gas Refining & Marketing - 1.6 %
1,000   Nippon Mitsubishi *                                    $  6,290
908     Polski Koncern Naftowy Orlen S.A.                        16,037
646     Valero Energy Corp.                                      21,583
                                                               $ 43,910
        Total Energy                                           $210,153
        Materials - 7.6 %
        Commodity Chemicals - 0.2 %
2,000   Teijin, Ltd. *                                         $  5,999
        Diversified Chemical - 1.1 %
212     BASF AG                                                $ 13,524
1,000   Mitsubishi Gas Chemical Co. *                             6,596
164     PPG Industries, Inc.                                      9,945
                                                               $ 30,065
        Diversified Metals & Mining - 2.0 %
308     First Quantum Minerals, Ltd. *                         $ 21,212
343     Freeport-McMoRan Copper & Gold, Inc. (Class B)           33,185
                                                               $ 54,397
        Paper Packaging - 1.3 %
250     Mayr-Melnhof Karton AG *                               $ 22,796
787     Temple Inland, Inc. *                                    12,789
                                                               $ 35,585
        Paper Products - 0.8 %
408     International Paper Co. *                              $ 11,310
3       Nippon Unipac Holding *                                   8,450
1,170   Paperlinx, Ltd. *                                         2,121
                                                               $ 21,881
        Specialty Chemicals - 1.4 %
494     DSM NV                                                 $ 29,940
300     Hitachi Chemical Co., Ltd. *                              5,716
                                                               $ 35,656
        Steel - 0.8 %
308     Voestalpine AG                                         $ 20,213
        Total Materials                                        $203,796
        Capital Goods - 13.6 %
        Aerospace & Defense - 2.0 %
399     Finmeccanica S.p.A.                                    $ 11,777
250     General Dynamics Corp.                                   22,285
2,663   Meggitt Plc *                                            10,368
148     United Technologies Corp.                                 9,469
                                                               $ 53,899
        Building Products - 0.3 %
2,000   Nippon Sheet Glass Co., Ltd. *                         $  8,148
        Construction & Engineering - 0.3 %
514     Yit Oyj *                                              $  8,718
        Construction & Farm Machinery & Heavy Trucks - 0.4 %
1,000   Hino Motors, Ltd. *                                    $  5,228
380     Volvo AB (B shares) *                                     4,585
                                                               $  9,813
        Electrical Component & Equipment - 1.5 %
234     Cooper Industries, Inc.                                $  9,868
1,000   Matsushita Electric Works *                               8,842
97      Schneider Electric S.A. *                                10,710
400     Sumitomo Electric *                                       4,864
19,000  Walsin Lihwa Corp. *                                      6,650
                                                               $ 40,934
        Industrial Conglomerates - 1.2 %
135     3M Co.                                                 $  9,503
312     Philips Electronics NV *                                 10,351
197     Rheinmetall AG *                                         12,123
                                                               $ 31,977
        Industrial Machinery - 5.3 %
285     Andritz AG *                                           $ 17,008
408     Danaher Corp.                                            32,497
420     Dover Corp.                                              20,845
575     Heidelberger Druckmaschinen AG                           10,594
483     Ingersoll-Rand Co.                                       17,388
100     Man AG *                                                 10,081
332     Parker Hannifin Corp.                                    20,478
4,000   Takuma Co., Ltd. *                                       12,964
                                                               $141,855
        Trading Companies & Distributors - 2.6 %
1,000   Itochu Corp. *                                         $  9,807
1,000   Mitsui & Co., Ltd. *                                     20,766
400     Sumitomo Corp. *                                          5,379
281     W.W. Grainger, Inc.                                      25,152
1,362   Wolseley                                                  9,143
                                                               $ 70,247
        Total Capital Goods                                    $365,591
        Commercial Services & Supplies - 0.3 %
        Human Resource & Employment Services - 0.3 %
1,348   Hays Plc *                                             $  2,132
178     Randstad Holdings *                                       5,020
                                                               $  7,152
        Total Commercial Services & Supplies                   $  7,152
        Transportation - 2.7 %
        Air Freight & Couriers - 0.4 %
439     Deutsche Post AG                                       $ 10,308
        Airlines - 0.9 %
572     Deutsche Lufthansa AG *                                $ 13,163
1,000   Singapore Airlines, Ltd.                                 11,004
                                                               $ 24,167
        Marine - 1.4 %
8,000   Neptune Orient Lines, Ltd. *                           $ 16,373
1,000   Nippon Yusen Kabushiki Kaisha *                           8,496
3,000   Orient Overseas International *                          13,069
                                                               $ 37,938
        Total Transportation                                   $ 72,413
        Automobiles & Components - 4.5 %
        Auto Parts & Equipment - 2.2 %
400     Aisin Seiki Co., Ltd. *                                $ 10,412
200     Denso Corp. *                                             5,187
796     Johnson Controls, Inc.                                   24,007
500     Toyoda Gosei Co., Ltd. *                                 13,637
200     Toyota Industries Corp. *                                 5,773
                                                               $ 59,016
        Automobile Manufacturers - 1.9 %
2,000   Fuji Heavy Industries, Ltd. *                          $ 10,720
500     Honda Motor Co., Ltd. *                                  15,985
197     PSA Peugeot *                                             9,573
88      Volkswagen AG *                                          13,749
                                                               $ 50,027
        Motorcycle Manufacturers - 0.1 %
300     Yamaha Motor Co., Ltd. *                               $  5,054
        Tires & Rubber - 0.3 %
500     Bridgestone Corp. *                                    $  8,128
        Total Automobiles & Components                         $122,225
        Consumer Durables & Apparel - 2.6 %
        Consumer Electronics - 0.3 %
4,000   Sanyo Electric Co., Ltd. *                             $  8,923
        Footwear - 1.2 %
9,000   Pou Chen Corp.*                                        $  7,110
9,500   Yue Yuen Industrial Holdings                             24,559
                                                               $ 31,669
        Homebuilding - 0.1 %
4,426   Taylor Wimpey Plc                                      $  3,437
        Household Appliances - 0.9 %
309     Whirlpool Corp. *                                      $ 23,391
        Textiles - 0.1 %
4,000   Nien Hsing Textile Co., Ltd. *                         $  1,960
        Total Consumer Durables & Apparel                      $ 69,380
        Consumer Services - 1.3 %
        Hotels, Resorts & Cruise Lines - 1.0 %
694     Carnival Corp.                                         $ 25,636
        Restaurants - 0.3 %
1,800   Punch Taverns Plc *                                    $  9,046
        Total Consumer Services                                $ 34,682
        Media - 1.5 %
        Broadcasting & Cable Television - 0.2 %
50      Nippon Television Network *                            $  5,415
        Movies & Entertainment - 1.3 %
1,453   Time Warner, Inc. *                                    $ 20,807
363     Vivendi SA *                                             15,168
                                                               $ 35,975
        Total Media                                            $ 41,390
        Retailing - 0.2 %
        Department Stores - 0.2 %
700     Marui Co., Ltd. *                                      $  5,373
        Total Retailing                                        $  5,373
        Food & Drug Retailing - 2.7 %
        Drug Retail - 0.3 %
241     CVS Corp.                                              $  8,797
        Food Retail - 1.0 %
200     FamilyMart *                                           $  8,734
743     Supervalu, Inc. *                                        19,036
                                                               $ 27,770
        Hypermarkets & Supercenters - 1.4 %
630     Wal-Mart Stores, Inc.                                  $ 36,931
        Total Food & Drug Retailing                            $ 73,498
        Food, Beverage & Tobacco - 4.2 %
        Agricultural Products - 2.6 %
618     Archer Daniels Midland Co.                             $ 17,693
276     Bunge, Ltd.                                              27,302
22,000  Chaoda Modern Agriculture *                              25,444
                                                               $ 70,439
        Brewers - 0.4 %
151     Inbev NV *                                             $ 10,163
        Packaged Foods & Meats - 0.8 %
526     Koninklijke Wessanen NV *                              $  5,187
1,000   Nippon Meat Packers, Inc. *                              15,825
                                                               $ 21,012
        Soft Drinks - 0.4 %
153     PepsiCo, Inc.                                          $ 10,184
        Total Food, Beverage & Tobacco                         $111,798
        Health Care Equipment & Services - 4.2 %
        Health Care Distributors - 1.0 %
483     McKesson Corp.                                         $ 27,043
        Health Care Equipment - 1.2 %
465     Baxter International, Inc. *                           $ 31,904
        Health Care Services - 1.7 %
287     Fresenius Medical Care AG                              $ 15,916
603     Medco Health Solutions, Inc. *                           29,897
                                                               $ 45,813
        Managed Health Care - 0.3 %
252     CIGNA Corp. *                                          $  9,329
        Total Health Care Equipment & Services                 $114,089
        Pharmaceuticals & Biotechnology - 7.8 %
        Biotechnology - 2.6 %
446     Biogen Idec, Inc. *                                    $ 31,113
492     Genzyme Corp. *                                          37,715
                                                               $ 68,828
        Life Sciences Tools & Services - 0.8 %
308     Applera Corp. - Applied Biosystems Group               $ 11,374
171     Thermo Fisher Scientific, Inc. *                         10,349
                                                               $ 21,723
        Pharmaceuticals - 4.4 %
188     Abbott Laboratories                                    $ 10,592
200     Astellas Pharma, Inc. *                                   8,648
300     Daiichi Sankyo Co., Ltd. *                                8,941
211     Eli Lilly & Co.                                           9,940
200     Hisamitsu Pharmaceutical Co. *                            8,354
407     Johnson & Johnson                                        27,867
290     Novartis *                                               17,182
76      Roche Holdings AG                                        14,029
200     Sanofi-Aventis *                                         14,032
                                                               $119,585
        Total Pharmaceuticals & Biotechnology                  $210,136
        Banks - 6.1 %
        Diversified Banks - 6.1 %
1,497   Banco Santander Central Hispano SA                     $ 28,878
2,120   Barclays Plc                                             14,243
152     BNP Paribas SA *                                         15,088
13,000  Boc Hong Kong Holdings, Ltd. *                           32,770
378     Danske Bank                                              10,673
663     Dexia                                                     9,039
1,626   HSBC Holding Plc *                                       26,914
2,115   Royal Bank of Scotland Group Plc                          8,854
956     Wachovia Corp.                                           16,510
                                                               $162,969
        Total Banks                                            $162,969
        Diversified Financials - 4.7 %
        Asset Management & Custody Banks - 1.8 %
1,298   Man Group Plc                                          $ 15,686
962     The Bank of New York Mellon Corp.                        34,151
                                                               $ 49,837
        Consumer Finance - 0.1 %
270     Takefuji Corp. *                                       $  3,709
        Diversified Capital Markets - 1.0 %
278     CS Group                                               $ 13,950
127     Deutsche Bank AG                                         11,793
                                                               $ 25,743
        Other Diversified Financial Services - 1.8 %
691     Bank of America Corp.                                  $ 22,734
597     Citigroup, Inc.                                          11,158
412     ING Groep N.V. *                                         13,464
                                                               $ 47,356
        Total Diversified Financials                           $126,645
        Insurance - 6.9 %
        Life & Health Insurance - 2.4 %
1,029   Aegon N.V. *                                           $ 12,076
448     MetLife, Inc.                                            22,745
1,207   Unum Group                                               29,161
                                                               $ 63,982
        Multi-Line Insurance - 2.5 %
76      Allianz AG                                             $ 12,886
262     American International Group, Inc.                        6,825
1,216   Aviva Plc                                                12,094
569     Hartford Financial Services Group, Inc.                  36,069
                                                               $ 67,874
        Property & Casualty Insurance - 1.2 %
743     The Traveler Companies, Inc.                           $ 32,781
        Reinsurance - 0.8 %
359     Swiss Reinsurance, Ltd.                                $ 22,285
        Total Insurance                                        $186,922
        Real Estate - 0.6 %
        Real Estate Management & Development - 0.6 %
22,000  Allgreen Properties *                                  $ 14,866
        Total Real Estate                                      $ 14,866
        Technology Hardware & Equipment - 6.4 %
        Communications Equipment - 1.4 %
1,453   Ericsson LM Tel Sur B *                                $ 15,241
2,730   Motorola, Inc.                                           23,587
                                                               $ 38,828
        Computer Hardware - 1.1 %
1,000   Fujitsu, Ltd. *                                        $  7,275
1,000   NEC Corp, *                                               5,463
1,608   Sun Microsystems, Inc. *                                 17,093
                                                               $ 29,831
        Computer Storage & Peripherals - 1.0 %
1,222   Seagate Technology                                     $ 18,293
300     Seiko Epson Corp. *                                       8,114
                                                               $ 26,407
        Electronic Equipment & Instruments - 2.1 %
721     Amphenol Corp.                                         $ 34,370
1,000   Hitachi, Ltd. *                                           7,157
300     OMRON Corp. *                                             5,234
1,000   Taiyo Yuden Co., Ltd. *                                  10,022
                                                               $ 56,783
        Office Electronics - 0.8 %
100     Canon, Inc. *                                          $  4,569
1,000   Ricoh Co. *                                              16,095
                                                               $ 20,664
        Total Technology Hardware & Equipment                  $172,513
        Semiconductors - 0.6 %
        Semiconductors - 0.6 %
1,356   STMicroelectronics *                                   $ 14,931
        Total Semiconductors                                   $ 14,931
        Telecommunication Services - 3.6 %
        Integrated Telecommunications Services - 2.7 %
672     Deutsche Telekom AG *                                  $ 11,679
2       Nippon Telegraph & Telephone Corp. *                     10,137
3,279   Telecom Italian S.p.A. *                                  4,407
818     Telefonica SA                                            21,304
754     Verizon Communications, Inc.                             25,668
                                                               $ 73,195
        Wireless Telecommunication Services - 0.9 %
46      SK Telecom *                                           $  8,764
8,000   Taiwan Mobile Co., Ltd *                                 14,720
                                                               $ 23,484
        Total Telecommunication Services                       $ 96,679
        Utilities - 3.8 %
        Electric Utilities - 1.4 %
1,448   Duke Energy Corp.                                      $ 25,456
73      E.On AG                                                  13,925
                                                               $ 39,381
        Gas Utilities - 0.3 %
2,000   Osaka Gas Co., Ltd. *                                  $  7,209
        Multi-Utilities - 2.1 %
1,876   Centerpoint Energy, Inc.                               $ 29,585
1,306   Excel Realty Trust, Inc.                                 26,198
                                                               $ 55,783
        Total Utilities                                        $102,373
        TOTAL COMMON STOCKS                                    $2,519,574
        (Cost  $2,779,336)

        RIGHTS/WARRANTS - 0.0 %
        Energy - 0.0 %
        Integrated Oil & Gas - 0.0 %
494     Koninklijke Dsm Rights, Expires 8/22/08 *              $      0
        Total Energy                                           $      0
        TOTAL RIGHTS/WARRANTS                                  $      0
        (Cost  $0)
        TOTAL INVESTMENT IN SECURITIES - 94.1 %                $2,531,481
        (Cost  $2,793,839)(a)
        OTHER ASSETS AND LIABILITIES - 5.9 %                   $158,691
        TOTAL NET ASSETS - 100.0 %                             $2,690,172

(A.D.R.)American Depositary Receipt

    *   Non-income producing security.

  (a) At July 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $2,793,839 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost              $36,239

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value               (298,597)

        Net unrealized loss                                    $(262,358)

Pioneer Global High Yield Fund
Schedule of Investments  7/31/08

           Floating
  Shares   Rate (b)                                                Value

                   Convertible Preferred Stock - 0.2 %
                   Materials - 0.2 %
                   Precious Metals & Minerals - 0.2 %
     60,000        Vale Capital, Ltd., 5.5%, 6/15/10         $  3,577,500
                   TOTAL CONVERTIBLE PREFERRED STOCK
                   (Cost  $3,000,000)                        $  3,577,500
 Principal
Amount ($)         Convertible Corporate Bonds - 2.0 %
                   Materials - 0.2 %
                   Forest Products - 0.2 %
  4,550,000        Sino Forest Corp., 5.0%, 8/1/13 (144A)    $  4,564,560
                   Total Materials                           $  4,564,560
                   Capital Goods - 0.4 %
                   Trading Companies & Distributors - 0.4 %
  9,710,000        Wesco Distribution, Inc., 1.75%, 11/15/26 $  7,901,513
                   Total Capital Goods                       $  7,901,513
                   Transportation - 0.4 %
                   Marine - 0.4 %
 10,105,000        Horizon Lines, 4.25%, 8/15/12             $  7,995,581
                   Total Transportation                      $  7,995,581
                   Real Estate - 0.4 %
                   Retail Real Estate Investment Trust - 0.4 %
  9,350,000        General Growth Properties, 3.98%, 4/15/27 $  7,035,875
                   Total Real Estate                         $  7,035,875
                   Software & Services - 0.2 %
                   Systems Software - 0.1 %
  3,270,000        Macrovision Corp., 2.625%, 8/15/11 (144A) $  2,877,600
                   Total Software & Services                 $  2,877,600
                   Telecommunication Services - 0.4 %
                   Wireless Telecommunication Services - 0.3 %
  7,850,000        NII Holdings, 3.125%, 6/15/12             $  6,731,375
                   Total Telecommunication Services          $  6,731,375
                   TOTAL CONVERTIBLE CORPORATE BONDS
                   (Cost  $39,466,074)                       $ 37,106,504

                   Asset Backed Securities - 3.7 %
                   Energy - 0.1 %
                   Oil & Gas Equipment & Services - 0.1 %
  1,400,000    5.78Sevan Marine ASA, Floating Rate Note, 5/14$  1,274,000
                   Total Energy                              $  1,274,000
                   Transportation - 0.1 %
                   Airlines - 0.1 %
  1,306,888        Continental Airlines, Inc., 8.499%, 5/1/11$  1,205,604
                   Total Transportation                      $  1,205,604
                   Consumer Services - 0.3 %
                   Restaurants - 0.3 %
  6,240,000        Dunkin Brands Master Finance LLC,  8.28%, $  5,116,800
                   Total Consumer Services                   $  5,116,800
                   Food & Drug Retailing - 0.3 %
                   Food Retail - 0.3 %
  8,785,000        Dominos Pizza Master Issuer LL, 7.629%, 4/$  6,369,125
                   Total Food & Drug Retailing               $  6,369,125
                   Banks - 1.7 %
                   Thrifts & Mortgage Finance - 1.7 %
  2,837,523    3.06ACE 2004-HE4 M1, Floating Rate Note, 12/25$  2,171,251
  1,705,024    2.85Bayview Financial Acquisition, Floating Ra   1,451,613
  8,090,000    2.66Carrington Mortgage Loan Trust, Floating R   7,166,766
  3,800,000    2.56Carrington Mortgage, Floating Rate Note, 1   3,481,259
  2,750,000    2.63Credit-Based Asset Servicing & Securities,   2,394,533
  4,117,322    2.58Lehman XS Trust, Floating Rate Note, 8/25/   3,042,213
  9,936,748    2.81Lehman XS Trust, Floating Rate Note, 12/25   4,537,282
  2,542,822    2.66Residential Asset Mortgage, Products, Inc.   2,427,388
  5,985,000    5.76Taganka Car Loan Finance Plc, Floating Rat   5,664,803
                                                             $ 32,337,108
                   Total Banks                               $ 32,337,108
                   Diversified Financials - 0.6 %
                   Investment Banking & Brokerage - 0.1 %
  1,800,000    2.59Gsamp Trust, Floating Rate Note, 1/25/37  $  1,633,404
                   Diversified Financial Services - 0.2 %
  1,480,000    2.91Bear Stearns Asset Backed Securities, Inc.$    635,691
  4,720,000    3.14Bear Stearns Asset Backed Securities, Inc.   3,624,557
    863,534    2.65FFML 2006-FF4 A2, Floating Rate Note, 3/25     795,851
                                                             $  5,056,099
                   Specialized Finance - 0.3 %
  5,600,000    4.68Alfa Dividend Payment Rights Finance, Floa$  5,320,000
                   Total Diversified Financials              $ 12,009,503
                   Utilities - 0.6 %
                   Electric Utilities - 0.5 %
  1,487,095        FPL Energy National Wind, 6.125%, 3/25/19 $  1,477,606
  1,520,905        FPL Energy Wind Funding, 6.876%, 6/27/17 (   1,528,510
  8,021,284        Ormat Funding Corp., 8.25%, 12/30/20         7,900,965
 12,000,000        Power Contract Financing LLC, 0.681%, 2/5/  10,680,000
                                                             $ 21,587,081
                   Total Utilities                           $ 21,587,081
                   TOTAL ASSET BACKED SECURITIES
                   (Cost  $86,035,436)                       $ 79,899,221

                   Collateralized Mortgage Obligations - 1.7 %
                   Materials - 0.2 %
                   Forest Products - 0.1 %
  4,315,000        T SRA R 2006-1 F 7.5296%, 10/15/36 (144A) $  3,303,672
                   Total Materials                           $  3,303,672
                   Banks - 0.6 %
                   Thrifts & Mortgage Finance - 0.6 %
  6,012,687    2.88DSLA 2005-AR6 2A1C, Floating Rate Note 10/$  2,886,090
  9,581,552    2.72Luminent Mortgage Trust, Floating Rate Not   2,705,267
  2,400,464    2.77Structured Asset Mortgage Investments, Inc   1,607,884
  5,499,261    2.69WAMU Mortgage Pass-Through Certificates, F   3,620,263
  1,408,424    2.94WAMU Mortgage Pass-Through Certificates, F     591,655
                                                             $ 11,411,159
                   Total Banks                               $ 11,411,159
                   Diversified Financials - 0.2 %
                   Diversified Financial Services - 0.1 %
  2,793,491    2.81Countrywide Alternative Loan Term, Floatin$  1,767,117
  3,080,056    2.81Countrywide Home Loans, Floating Rate Note   1,642,962
                                                             $  3,410,079
                   Total Diversified Financials              $  3,410,079
                   Telecommunication Services - 0.7 %
                   Integrated Telecommunication Services - 0.6 %
  9,670,000        Global Tower Partners Acquisition, 7.87%, $  8,595,951
  4,890,000        SBA CMBS Trust, 7.825%, 11/15/36             4,411,714
                                                             $ 13,007,665
                   Total Telecommunication Services          $ 13,007,665
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost  $37,497,885)                       $ 31,132,575

                   Corporate Bonds - 82.1 %
                   Energy - 12.7 %
                   Coal & Consumable Fuels - 1.1 %
  3,650,000        Empire Cap Resources Pte, 9.375%, 12/15/11$  3,869,000
  7,680,000        Massey Energy Co., 6.875%, 12/15/13          7,516,800
  6,330,000        New World Resources BV, 7.375%, 5/15/15 (1   8,785,196
                                                             $ 20,170,996
                   Integrated Oil & Gas - 0.3 %
    750,000        Indo Intergrate Energy, B 8.5%, 6/1/12    $    739,567
  5,965,000        Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)      5,845,700
                                                             $  6,585,267
                   Oil & Gas Drilling - 2.6 %
 10,705,049        DDI Holding AS, 9.3%, 1/19/12 (144A)      $ 10,490,948
  1,294,587        DDI Holdings AS, 9.3%, 4/23/12 (144A)        1,267,142
  6,500,000        Norse Energy ASA ,10.0%, 7/13/10             1,198,081
 11,203,000        Norse Energy ASA, 6.5%, 7/14/11 (144A)       9,186,460
 55,500,000        Norwegian Energy Co., 11.0%, 7/13/10        10,338,018
 32,500,000        PetroJack AS, 11.0%, 4/12/10                 6,212,270
 13,500,000        Petrolia Drilling ASA, 12.0%, 6/20/12        2,554,150
  8,200,000        Skeie Drilling And Production, 11.25%, 3/8   7,298,000
                                                             $ 48,545,069
                   Oil & Gas Equipment & Services - 1.5 %
  7,565,000        Complete Production Services, 8.0%, 12/15/$  7,508,263
  1,600,000    8.67DP Producer AS, Floating Rate Note, 12/5/1   1,416,000
  4,200,000        Nexus, 10.5%, 3/7/12                         3,696,000
  1,900,000        Petroprod, Ltd., 10.85%, 5/24/13             1,805,000
  1,500,000    8.79Petroprod, Ltd., Floating Rate Note, 1/12/   1,440,000
 16,500,000   11.65Sevan Drilling, Floating Rate Note, 12/7/1   3,121,739
  6,500,000        Sevan Marine ASA, 9.25%, 12/20/11 (144A)     6,305,000
 10,000,000   11.99Sevan Marine ASA, Floating Rate Note, 10/2   1,950,477
                                                             $ 27,242,479
                   Oil & Gas Exploration & Production - 4.1 %
  2,550,000        Chesapeake Energy, 6.25%, 1/15/17         $  3,499,295
  4,270,000        Harvest Operations Corp., 7.875%, 10/15/11   3,864,350
  6,805,000        Hilcorp Energy, 7.75%, 11/1/15 (144A)        6,243,588
  8,075,000        Hilcorp Energy, 9.0%, 6/1/16 (144A)          7,913,500
 48,000,000        PA Resources AB, 8.75%, 3/10/10              8,800,554
  7,895,000        Parallel Petroleum Corp., 10.25%, 8/1/14     7,835,788
 87,000,000        Petromena AS, 9.75%, 5/24/12 (144A)         16,629,770
  2,150,000        Petroquest Energy, Inc., 10.375%, 5/15/12    2,214,500
  4,515,000        Quicksilver Resources Inc., 7.125%, 4/1/16   3,894,188
  1,885,000        Range Resources Corp., 7.5%, 5/15/16         1,842,588
  7,400,000        Sandridge Energy, Inc., 8.0%, 6/1/18         7,326,000
  5,330,000        Sandridge Energy, Inc., 8.625, 4/1/15 (144   5,383,300
  1,680,000    6.42Sandridge Energy, Inc., Floating Rate Note   1,648,979
                                                             $ 77,096,400
                   Oil & Gas Refining & Marketing - 1.6 %
 14,795,000        Aventine Renewable Energy, 10.0%, 4/1/17 ($  9,468,800
 10,600,000        Biofuel Energy, 19.0%, 6/7/12                8,798,000
 11,315,000        Verasun Energy Corp., 9.375%, 6/1/17         6,053,525
  7,695,000        Verasun Energy Corp., 9.875%, 12/15/12 (d)   6,540,750
                                                             $ 30,861,075
                   Oil & Gas Storage & Transporation - 1.5 %
  4,390,000        Blt Finance Bv, 7.5%, 5/15/14 (144A)      $  2,985,200
  5,540,000   8.375Enterprise Products, Floating Rate Note, 8   5,412,669
  6,030,000    7.00Teppco Partners LP, Floating Rate Note, 6/   5,211,415
 18,547,000        Transport De Gas Del Sur, 7.875%, 5/14/17   14,281,190
                                                             $ 27,890,474
                   Total Energy                              $238,391,760
                   Materials - 13.4 %
                   Aluminum - 2.5 %
  8,690,000        Aleris International, Inc., 10.0%, 12/15/1$  5,996,100
  2,760,000        Aleris International Inc., 9.0%, 12/15/14    2,111,400
 11,515,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (14  10,939,250
 14,095,000        CII Carbon LLC, 11.125%, 11/15/15           13,742,625
  5,322,000        Indalex Holding, 11.5%, 2/1/14               3,033,540
  8,750,000    6.83Noranda Aluminum Acquisition, Floating Rat   7,568,750
  3,530,000    8.58Noranda Aluminum Holding, Floating Rate No   2,894,600
                                                             $ 46,286,265
                   Commodity Chemicals - 1.3 %
 11,110,000        Georgia Gulf Corp, 10.75%, 10/15/16 (d)   $  5,777,200
  5,861,000        Georgia Gulf Corp., 9.5%, 10/15/14 (d)       4,425,055
  4,100,000        Hexion US Fin/Nova Scotia, 9.75%, 11/15/14   3,495,250
  1,410,000        Invista, 9.25%, 5/1/12 (144A)                1,424,100
  6,910,000        Kronos International, Inc., 6.5%, 4/15/13    6,411,398
    500,000        Nell AF Sarl, 8.375%, 8/15/15 (144A) (d)       307,500
  3,450,000        Tronox Worldwide/Finance, 9.5%, 12/1/12 (d   2,139,000
                                                             $ 23,979,503
                   Construction Materials - 1.1 %
 15,675,000        AGY Holding Corp., 11.0%, 11/15/14        $ 14,107,500
  1,500,000        Panolam Industries International, 10.75%,    1,185,000
  6,800,000        U.S. Concrete, Inc., 8.375%, 4/1/14          5,644,000
                                                             $ 20,936,500
                   Diversified Chemical - 1.4 %
 13,825,000        Basell Finance Co., 8.1%, 3/15/27 (144A)  $  8,018,500
 14,775,000        Ineos Group Holdings Plc, 7.875%, 2/15/16   14,688,093
  3,320,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)         3,300,472
                                                             $ 26,007,065
                   Diversified Metals & Mining - 1.1 %
  7,910,000        FMG Finance Pty, Ltd., 10.625%, 9/1/16 (14$  9,175,600
  6,025,000        PNA Group, Inc., 10.75%, 9/1/16 (144A)       7,154,688
  5,295,000    9.68Pna Intermed Holding Corp., Floating Rate    5,321,475
                                                             $ 21,651,763
                   Forest Products - 0.3 %
  4,170,000        Ainsworth Lumber, 6.75%, 3/15/14          $  1,626,300
    200,000        Ainsworth Lumber, 7.25%, 10/1/12                82,000
  3,675,000        Mandra Forestry, 12.0%, 5/15/13 (144A)       3,417,750
  1,250,000        Sino Forest Corp., 9.125%, 8/17/11           1,265,625
                                                             $  6,391,675
                   Metal & Glass Containers - 1.2 %
  4,995,000        Consol Glass, Ltd., 7.625%, 4/15/14 (144A)$  5,958,743
  8,700,000        Impress Metal Pack Holding, 9.25%, 9/15/14  11,599,602
  6,520,000        Vitro Sab De Cv, 9.125%, 2/1/17              4,841,100
                                                             $ 22,399,445
                   Paper Packaging - 2.1 %
  8,558,000        AEP Industries, Inc., 7.875%, 3/15/13     $  6,846,400
 18,420,000        Exopack Holding Corp., 11.25%, 2/1/14       16,393,800
  9,530,000        Graphic Packaging Co., 9.5%, 8/15/13 (d)     8,862,900
 10,400,000        Pioneer Natural Resources, 10.0%, 6/1/13     7,384,000
                                                             $ 39,487,100
                   Specialty Chemicals - 0.3 %
  3,005,000        Chemtura Corp., 6.875%, 6/1/16            $  2,539,225
  3,880,000        LPG International, Inc., 7.25%, 12/20/15     3,904,250
                                                             $  6,443,475
                   Steel - 2.0 %
 14,760,000        Algoma Acquisition Corp., 9.875%, 6/15/15 $ 13,874,400
  3,730,000        Blaze Recycling & Metals, 10.875%, 7/15/12   3,720,675
 13,800,000        Bulgaria Steel Finance, 12.0%, 5/4/13        8,607,892
  3,500,000        Evraz Group SA, 8.875%, 4/24/13 (144A) (d)   3,403,750
  2,670,000        Evraz Group SA, 9.5%, 4/24/18 (144A) (d)     2,573,346
  2,735,000        Ryerson, Inc., 12.0%, 11/1/15 (144A)         2,666,625
  2,505,000        Zlomrex International, 8.5%, 2/1/14 (144A)   2,734,409
                                                             $ 37,581,097
                   Total Materials                           $251,163,888
                   Capital Goods - 5.7 %
                   Building Products - 0.5 %
  9,125,000        Esco Corp., 8.625%, 12/15/13 (144A)       $  9,102,188
                   Construction & Engineering - 0.2 %
  3,590,000        CIA Latino Americano, 9.75%, 5/10/12      $  2,943,800
  2,625,000        Dycom Industries, 8.125%, 10/15/15           2,480,625
                                                             $  5,424,425
                   Construction & Farm Machinery & Heavy Trucks - 2.6 %
  5,685,000        Accuride Corp., 8.5%, 2/1/15 (d)          $  3,865,800
  4,775,000        American Railcar, 7.5%, 3/1/14               4,416,875
 12,820,000        Commercial Vehicle Group, 8.0%, 7/1/13      10,897,000
  3,830,000        Greenbrier Co., Inc., 8.375%, 5/15/15        3,470,938
 16,550,000    0.00Stanadyne Corp., Floating Rate Note, 2/15/  12,536,625
  4,265,000        Stanadyne Corp., 10.0%, 8/15/14              4,115,725
  7,830,000        Titan Wheel Intl, Inc., 8.0%, 1/15/12        7,634,250
                                                             $ 46,937,213
                   Electrical Component & Equipment - 0.2 %
  1,975,000        Vac Finanzierung BMGH, 9.25%, 4/15/16 (144$  2,833,431
                   Heavy Electrical Equipment - 1.4 %
  1,068,594        Altra Industrial Motion, 11.25%, 2/15/13  $  2,309,735
 19,000,000        Altra Industrial Motion, 9.0%, 12/1/11      19,190,000
  4,500,000        Hawk Corp., 8.75%, 11/1/14                   4,567,500
                                                             $ 26,067,235
                   Industrial Conglomerates - 0.2 %
  6,425,000        Industrias Unidas, 11.5%, 11/15/16 (144A) $  3,790,750
                   Industrial Machinery - 0.5 %
 11,965,000        Mueller Water Products, 7.375%, 6/1/17    $  9,811,300
                   Trading Companies & Distributors - 0.1 %
  2,000,000        Glencore Finance Europe, 8.0%, 2/28/49    $  1,894,600
                   Total Capital Goods                       $105,861,142
                   Commercial Services & Supplies - 2.0 %
                   Diversified Commercial Services - 1.4 %
 19,800,000        NCO Group, Inc., 11.875%, 11/15/14 (d)    $ 15,790,500
 11,870,000    7.55NCO Group, Inc., Floating Rate Note, 11/15   9,288,275
  2,670,000        Park-Ohio Industries, Inc., 8.375%, 11/15/   2,202,750
                                                             $ 27,281,525
                   Environmental & Facilities Services - 0.6 %
  1,619,000        Clean Harbors, Inc., 11.25%, 7/15/12 (144A$  1,706,021
  3,022,531        New Reclamation Group, 8.125%, 2/1/13 (144   3,817,802
  4,750,000        Waste Services, Inc., 9.5%, 4/15/14 (d)      4,773,750
                                                             $ 10,297,573
                   Total Commercial Services & Supplies      $ 37,579,098
                   Transportation - 1.2 %
                   Air Freight & Couriers - 0.5 %
  6,220,000        Ceva Group PLC, 10.0%, 12/1/16 (144A)     $  6,498,646
  2,000,000        Ceva Group PLC, 10.0%, 9/1/14 (144A)         2,020,000
                                                             $  8,518,646
                   Marine - 0.1 %
  1,190,000        Trailer Bridge, Inc., 9.25%, 11/15/11 (d) $  1,082,900
                   Railroads - 0.1 %
  2,855,000        TFM SA De CV, 9.375%, 5/1/12              $  2,947,788
                   Trucking - 0.5 %
 10,585,000        Allison Transmission, 11.25%, 11/1/15 (144$  9,208,950
                   Total Transportation                      $ 21,758,284
                   Automobiles & Components - 1.0 %
                   Auto Parts & Equipment - 1.0 %
  8,600,000        Cooper Standard Auto, 8.375%, 12/15/14    $  6,106,000
 13,040,000        Lear Corp., 8.75%, 12/1/16                  10,301,600
  1,180,000        Tenneco Automotive, Inc., 8.625%, 11/15/14     991,200
                                                             $ 17,398,800
                   Automobile Manufacturers - 0.0 %
    500,000        General Motors Acceptance Corp., 6.75%, 12$    286,403
                   Total Automobiles & Components            $ 17,685,203
                   Consumer Durables & Apparel - 1.0 %
                   Building Materials - 0.1 %
  1,830,000   6.722C10 Capital SPV Ltd., Floating Rate Note, $  1,665,794
                   Homebuilding - 0.5 %
  9,370,000        Desarrollos Metropolitan, 10.875%, 5/9/17 $  5,802,841
  1,600,000        Meritage Homes Corp., 6.25%, 3/15/15         1,240,000
  2,620,000        Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (1   2,646,200
                                                             $  9,689,041
                   Housewares & Specialties - 0.4 %
 13,165,000        Yankee Acquisition Corp., 9.75%, 2/15/17 ($  7,569,875
                   Retail - 0.0 %
    560,000   10.46EDCON Holdings, Ltd., Floating Rate Note, $    449,731
                   Total Consumer Durables & Apparel         $ 19,374,441
                   Consumer Services - 3.0 %
                   Casinos & Gaming - 2.8 %
  9,750,000        Buffalo Thunder Revenue Authority, 9.375%,$  5,655,000
  8,365,000        Codere Finance SA., 8.25%, 6/15/15 (144A)   10,892,063
  7,610,000        Fontainebleau Las Vegas, 10.25%, 6/15/15 (   4,033,300
  1,535,000        Galaxy Entertainment Financial, 9.875%, 12   1,481,275
  6,260,000        Little Traverse Bay Odawa Inn, 10.25%, 2/1   5,195,800
  6,925,000    8.25Lottomatica S.p.A. Floating Rate Note, 3/3   9,287,011
  4,210,000        Manshantucket Pequot Tribe, 8.5%, 11/15/15   3,241,700
  3,265,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144   4,009,512
  5,990,000        Shingle Springs Tribal, 9.375%, 6/15/15 (1   4,851,900
  6,505,000        Station Casinos, Inc., 6.625%, 3/15/18 (d)   2,862,200
  1,995,000        Trump Entertainment Resorts, 8.5%, 6/1/15      982,538
                                                             $ 52,492,299
                   Hotels, Resorts & Cruise Lines - 0.0 %
  1,000,000    7.38HRP Myrtle Beach, Floating Rate Note, 4/1/$    855,000
                   Leisure Facilities - 0.1 %
  3,640,000        Firekeepers Development Authority, 13.875%$  3,348,800
                   Total Consumer Services                   $ 56,696,099
                   Media - 1.6 %
                   Broadcasting & Cable Tv - 0.7 %
  4,508,000        CCH I LLC, 11.0%, 10/1/15                 $  3,414,810
  3,395,000        CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10    3,225,250
  2,345,000        Kabel Deutschland GMBH, 10.625%, 7/1/14      2,397,763
  6,075,000        Univision Communications, 9.75%, 3/15/15 P   4,632,188
                                                             $ 13,670,011
                   Publishing - 0.8 %
  8,954,052        AAC Group Holding Corp., 12.75%, 10/1/12 ($  8,192,958
  4,910,000        Sheridan Acquisition Corp., 10.25%, 8/15/1   4,517,200
  3,580,000        Visant Holding Corp., Step Coupon, 12/1/13   3,454,700
                                                             $ 16,164,858
                   Total Media                               $ 29,834,869
                   Retailing - 1.8 %
                   Distributors - 0.4 %
  9,100,000        Intcomex, Inc., 11.75%, 1/15/11           $  8,190,000
                   General Merchandise Stores - 0.2 %
  3,480,000        Central Garden, 9.125%, 2/1/13 (d)        $  2,853,600
                   Home Improvement Retail - 0.1 %
  3,240,000        Kar Holdings Inc., 10.0%, 5/1/15 (144A) (d$  2,689,200
                   Internet Retail - 0.6 %
 10,020,000        Ticketmaster, 10.75%, 8/1/16              $ 10,370,700
                   Specialty Stores - 0.5 %
 10,305,000        Sally Holdings LLC, 10.5%, 11/15/16 (d)   $  9,918,563
                   Total Retailing                           $ 34,022,063
                   Food & Drug Retailing - 0.2 %
                   Drug Retail - 0.2 %
  4,410,000        Duane Reade, Inc., 9.75%, 8/1/11 (d)      $  3,880,800
                   Total Food & Drug Retailing               $  3,880,800
                   Food, Beverage & Tobacco - 2.5 %
                   Agricultural Products - 0.6 %
  5,050,000        Arantes International, 10.25%, 6/19/13    $  4,494,500
  7,260,000        Cosan SA Industria, 8.25%, 2/15/49 (144A) (  6,506,775
                                                             $ 11,001,275
                   Brewers - 0.0 %
    120,000        Cia Brasileira de Bebida, 8.75%, 9/15/13  $    135,300
                   Distillers & Vintners - 0.2 %
    505,649        Belvedere, 0.0%, 4/11/14                  $     87,525
  3,286,800        Belvedere, 7.692%, 4/11/14                     552,010
  3,810,000    8.11Belvedere, Floating Rate Note, 5/15/13 (14   2,317,113
                                                             $  2,956,648
                   Packaged Foods & Meats - 1.9 %
  6,360,000        Bertin, Ltd., 10.25%, 10/5/16 (144A) (d)  $  6,646,200
  7,158,000        Fabrica de Productos, 9.25%, 2/23/17 (144A   6,800,100
  5,300,000        Independencia International, 9.875%, 5/15/1  5,187,375
  8,000,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (   7,710,000
 10,100,000        Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A   9,367,750
                                                             $ 35,711,425
                   Tobacco - 0.4 %
  1,125,000        Alliance One, 11.0% 5/15/12               $  1,150,313
  6,415,000        Alliance One International, Inc., 8.5%, 5/   6,014,063
                                                             $  7,164,376
                   Total Food, Beverage & Tobacco            $ 56,969,024
                   Health Care Equipment & Services - 4.5 %
                   Health Care Equipment - 0.9 %
  7,435,000        Accellent, Inc., 10.5%, 12/1/13           $  6,840,200
 13,225,000        Angiotech Pharmaceutical, 7.75%, 4/1/14 (d   9,918,750
                                                             $ 16,758,950
                   Health Care Facilities - 1.7 %
  3,200,000        Community Health Systems, 8.875%, 7/15/15 $  3,224,000
  4,185,000        Hanger Orthopedic Group., 10.25%, 6/1/14     4,368,094
  4,845,000        HCA Inc., 9.625%, 11/15/16                   4,990,350
  7,125,000        Surgical Care Affiliates, 10.0%, 7/15/17 (   5,486,250
  9,510,000        Surgical Care Affiliates, 8.875%, 7/15/15    8,297,475
  2,630,000    6.30Universal Hospital Services, Floating Rate   2,445,900
  3,645,000        Universal Hospital Services, 8.5%, 6/1/15    3,645,000
                                                             $ 32,457,069
                   Health Care Services - 0.7 %
  1,100,000        AMR Holdco/Emcar Holdco, 10.0%, 2/15/15   $  1,155,000
  8,595,000        Dasa Finance Corp., 8.75%, 5/29/18 (144A) (  8,509,050
  3,665,000        Rural/Metro Corp., 9.875%, 3/15/15           3,316,825
                                                             $ 12,980,875
                   Health Care Supplies - 0.8 %
  9,315,000        Biomet, Inc., 10.375%, 10/15/17           $  9,804,038
  1,700,000   10.29Medical Services Co., Floating Rate Note,    1,751,000
  3,615,000        Pts Acquistion, 9.75%, 4/15/17               3,833,319
                                                             $ 15,388,357
                   Managed Health Care - 0.3 %
  7,350,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)  $  7,203,000
                   Total Health Care Equipment & Services    $ 84,788,251
                   Pharmaceuticals & Biotechnology - 0.8 %
                   Pharmaceuticals - 0.8 %
  7,875,000        Phibro Animal Health Corp., 10.0%, 8/1/13    7,796,250
  3,530,000        Phibro Animal Health Corp., 13.0%, 8/1/14    3,459,400
  2,957,000        Warner Chilcott Corp., 8.75%, 2/1/15         3,001,355
                                                             $ 14,257,005
                   Total Pharmaceuticals & Biotechnology     $ 14,257,005
                   Banks - 5.3 %
                   Diversified Banks - 5.3 %
  4,380,000        ALB Finance BV, 9.25%, 9/25/13 (144A) (d) $  3,328,800
  5,045,000        ALB Finance BV, 9.25%, 9/25/13 (d)           3,834,200
  9,200,000        ALB Finance BV, 9.375%, 4/19/28              5,075,088
  6,675,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)          6,737,678
  3,360,000        ATF Bank, 9.0%, 5/11/16 (144A)               3,259,771
  1,500,000        ATF Capital BV, 10.0%, 12/31/49              1,433,850
  4,530,000        ATF Capital BV, 9.25%, 2/21/14 (144A)        4,507,350
 13,970,000        Banco Macro SA, 8.5%, 2/1/17                10,931,525
  2,870,000        Banco Macro SA, 9.75% 12/18/36               1,822,450
  6,230,000   10.77Banco Macro SA, Floating Rate Note  6/7/12   4,049,500
  5,000,000    8.25BTA Finance Luxembourg, 8.25%, 12/31/49      2,891,250
  5,380,000        Centercredit International, 8.625%, 1/30/1   4,801,650
  3,750,000    9.20Kazkommerts Finance 2 BV, Floating Rate No   2,439,000
  1,400,000        Kazkommerts International BV, 8.0%, 11/3/1   1,071,000
  6,880,000        PetroCommerce Finance, 8.75%, 12/17/09       6,845,600
  2,610,000        Sibacademfinance, 7.0%, 5/21/10              3,791,238
  9,200,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)   9,180,956
  3,410,000        Temir Capital, 9.5%, 5/21/14                 2,779,150
    975,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)      826,313
 15,400,000        TNK-BP Finance SA, 7.875%, 3/13/18 (144A)   14,245,000
  7,070,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)   5,585,300
                                                             $ 99,436,669
                   Total Banks                               $ 99,436,669
                   Diversified Financials - 2.3 %
                   Consumer Finance - 2.3 %
 11,305,000        Ace Cash Express Inc., 10.25%, 10/1/14 (14$  8,422,225
  5,480,000        Egidaco Investments, 18.0%, 6/24/11          8,502,788
  6,455,000        Ford Motor Credit Co., 5.7%, 1/15/10         5,560,937
  3,295,000        Ford Motor Credit Co. 8.0%, 12/15/16         2,328,646
  5,850,000        Hipotecaria Su Casita SA, 8.5%, 10//4/16 (   5,879,250
 12,015,000        Industrias Metalurgicas Pescar, 11.25%, 10  10,453,050
  2,465,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)     2,267,800
                                                             $ 43,414,696
                   Total Diversified Financials              $ 43,414,696
                   Insurance - 3.8 %
                   Insurance Brokers - 1.2 %
 11,140,000        Alliant Holdings, Inc., 11.0%, 5/1/15 (144$  9,914,600
 13,710,000        Hub International Holdings, 10.25%, 6/15/1  10,968,000
  2,270,000        Usi Holdings Corp., 9.75%, 5/15/15 (144A)    1,833,025
                                                             $ 22,715,625
                   Life & Health Insurance - 0.2 %
  4,746,000        Presidential Life Corp., 7.875%, 2/15/09  $  4,746,000
                   Monoline Insurance - 0.2 %
  7,050,000   14.00MBIA, Inc., Floating Rate Note, 1/15/33 (1$  3,877,500
                   Multi-Line Insurance - 0.8 %
  3,320,000    7.00Liberty Mutual Group, 7.0%, 3/15/37 (144A)$  2,698,127
 10,000,000   10.75Liberty Mutual Group, Floating Rate Note,    9,200,000
  2,975,100        Sul America Partecipacoe, 8.625%, 2/15/12    3,071,791
                                                             $ 14,969,918
                   Property & Casualty Insurance - 0.1%
  2,000,000        Kingsway America, Inc., 7.5%, 2/1/14      $  1,675,000
                   Reinsurance - 1.5 %
  1,375,000   15.20Atlas Reinsurance Plc, Floating Rate Note,$  2,147,392
  1,875,000    7.19Blue Fin, Ltd., Floating Rate Note, 4/10/12  1,843,313
    750,000    8.92Caelus Re, Ltd., Floating Rate Note, 6/7/1     747,900
  1,750,000   18.03Carillon, Ltd., Floating Rate Note, 1/10/1   1,739,325
  2,750,000    6.82Foundation RE, Ltd., Floating Rate Note, 1   2,683,725
    550,000   12.50Foundation RE II, Ltd., Floating Rate Note,    535,700
  2,600,000   12.03Globecat, Ltd., Cat Bond, Floating Rate No   2,600,260
    375,000    8.78Globecat, Ltd., Cat Bond Floating Rate Not     382,725
  1,000,000    8.56Green Valley, Ltd., Floating Rate Note, 1/   1,560,336
  2,570,000        Muteki Ltd., Cat Bond, Floating Rate Note,   2,551,239
    500,000    7.07Nelson Re, Ltd., Floating Rate Note, 6/6/11    500,100
    435,000    7.45Newton Re, Ltd., Cat Bond, Floating Rate N     435,914
    745,000    9.75Newton Re, Ltd., Cat Bond, Floating Rate N     724,662
  3,665,000        Platinum Underwriters HD, 7.5%, 6/1/17       3,444,360
  1,900,000   14.15Residential Re, Floating Rate Note, 6/6/11   1,888,220
    500,000   12.68Residential Rein Cat Bond, Floating Rate N     497,800
  1,010,000   19.42Successor II, Ltd., Cat Bond, Floating Rat     993,436
  1,925,000   27.67Successor II, Ltd., Cat Bond, Floating Rat   1,857,433
                                                             $ 27,133,840
                   Total Insurance                           $ 75,117,883
                   Real Estate - 2.0 %
                   Real Estate Management & Development - 2.0 %
  6,750,000        Alto Palermo Sa, 7.875%, 5/11/17 (144A)   $  4,590,000
  6,840,000   11.02Alto Palermo Sa, Floating Rate Note, 6/11/   5,352,300
  9,090,000        BR Malls Intl Finance, 9.75%, 12/31/49 (14   8,908,200
    895,000        China Properties Group, 9.125%, 5/4/14 (14     599,650
  8,145,000        Greentown China Holdings, 9.0%, 11/8/13 (1   6,230,925
  8,405,000        Inversiones Y Rep, 8.5%, 2/2/17 (144A)       5,889,384
 10,345,000        Neo-China Group Holdings, 9.75%, 7/23/14     4,913,875
                                                             $ 36,484,334
                   Total Real Estate                         $ 36,484,334
                   Software & Services - 2.8 %
                   Application Software - 0.1 %
  2,195,000        Open Solutions, Inc., 9.75%, 2/15/15 (144A$  1,701,125
                   Data Processing & Outsourced Services - 1.8 %
 22,325,000        First Data Corp., 9.875%, 9/24/15 (144A)  $ 19,757,625
    860,000        Ipayment, Inc., 9.75%, 5/15/14                 720,250
 17,350,000        Pegasus Solutions, Inc., 10.5%, 4/15/15     13,012,500
                                                             $ 33,490,375
                   IT Consulting & Other Services - 0.5 %
     12,930        Msx International, 12.5%, 4/1/12 (144A)   $  9,919,896
                   Systems Software - 0.4 %
  9,590,000        Vangent, Inc., 9.625%, 2/15/15            $  8,091,563
                   Total Software & Services                 $ 53,202,959
                   Technology Hardware & Equipment - 1.1 %
                   Communications Equipment - 0.3 %
  6,460,000        Mastec, Inc., 7.625%, 2/1/17              $  5,523,300
                   Computer Hardware - 0.3 %
  7,760,000        Activant Solutions, Inc., 9.5%, 5/1/16    $  5,897,600
                   Technology Distributors - 0.5 %
  8,975,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11   $  8,616,000
                   Total Technology Hardware & Equipment     $ 20,036,900
                   Semiconductors - 0.6 %
  3,295,000        Freescale Semiconductor, 8.875%, 12/15/14 $  2,792,513
  2,735,000        Freescale Semiconductor, 9.125%, 12/15/14    2,215,350
  7,500,000    6.65Freescale Semiconductor, Floating Rate Not   5,868,750
                                                             $ 10,876,613
                   Total Semiconductors                      $ 10,876,613
                   Telecommunication Services - 8.2 %
                   Integrated Telecommunication Services - 3.6 %
 17,340,000        Broadview Networks Holdings, 11.375%, 9/1/$ 15,432,600
  4,890,000        GCI, Inc., 7.25%, 2/15/14                    4,254,300
  6,250,000        Intelsat Sub Holdings, 8.5%, 1/15/13 (144A   6,187,500
 12,300,000        Paetec Holdings, 9.5%, 7/15/15              11,208,375
 23,686,000        PGS Solutions, Inc., 9.872%, 2/15/17 (144A  21,317,400
  2,350,000        Stratos Global Corp., 9.875%, 2/15/13        2,467,500
    980,000        Tele Norte Leste Participacoes, 8.0%, 12/1   1,013,320
  2,785,000        Telesat Canada, 11.0%, 11/1/15               2,603,975
  2,260,000        Telesat Canada, 12.5%, 11/1/17               2,084,850
                                                             $ 66,569,820
                   Wireless Telecommunication Services - 4.6 %
 12,140,000        Cell C Pty, Ltd., 11.0%, 7/1/15 (144A) (d)$ 12,413,150
 13,040,000        Cricket Communications I, 9.375%, 11/1/14   12,779,200
  7,600,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)          7,752,000
  2,900,000   10.96Hellas Tel Finance, Floating Rate Note, 1/   3,346,474
 11,215,000        Hughes Network System, 9.5%, 4/15/14        11,341,169
  6,620,000        Inmarsat Finance Plc, Floating Rate Note,    6,653,100
  1,950,000        Mobile Telesystems Finance, 8.0%, 1/28/12    1,947,660
  3,025,000        True Move Co., Ltd., 10.375%, 8/1/14 (144A   2,420,000
 18,455,000        True Move Co., Ltd., 10.75%, 12/16/13 (144  15,502,200
  2,000,000        UBS (Vimpelcom), 8.375%, 10/22/11 (144A)     2,032,400
  4,750,000        UBS (Vimpelcom), 8.25%, 5/23/16 (144A)       4,536,250
  5,475,000        Vip Fin, 9.125%, 4/30/18 (144A) (d)          5,354,785
                                                             $ 86,078,388
                   Total Telecommunication Services          $152,648,208
                   Utilities - 4.4 %
                   Electric Utilities - 2.8 %
  6,507,000        AES Chivor, 9.75%, 12/30/14 (144A)        $  7,304,758
 16,885,000        Caiua Serv Electricidad, 11.125%, 4/2/49 (1 16,251,813
 10,835,000        CIA Transporte Energia, 8.875%, 12/15/16 (   7,503,225
 13,990,000        Intergen NV, 9.0%, 6/30/17                  14,269,800
  1,590,536        Juniper Generation, 6.79%, 12/31/14 (144A)   1,659,502
  5,940,000        Mirant JPSCO Finance Ltd., 11.0%, 7/6/16 (   6,266,700
                                                             $ 53,255,798
                   Gas Utilities - 0.1 %
  2,165,000        Southern Union Co., 7.2%, 11/1/66         $  1,758,712
                   Independent Power Producer & Energy Traders - 0.5 %
 10,875,000        TXU Energy Co., 10.25%, 11/1/15           $ 10,875,000
                   Multi-Utilities - 0.3 %
  5,860,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)  $  5,742,800
                   Total Utilities                           $ 71,632,310
                   TOTAL CORPORATE BONDS
                   (Cost  $1,735,668,253)                    $1,535,112,499

                   Foreign Government Bonds - 0.9 %
                   Government - 0.9 %
1,450,000,000      Banco Nac De Desen Econo, 8.0%, 4/28/10   $  1,199,809
 10,350,000        Federal Republic of Brazil, 12.5%, 1/5/16    6,873,280
  2,480,000        Republic of Brazil, 12.5%, 1/5/22            1,674,710
2,510,000,000      Republic of Columbia, 11.75%, 3/1/10         1,399,337
10,258,000,000     Republic of Columbia, 12.0%, 10/22/15        5,744,594
                                                             $ 16,891,730
                   TOTAL FOREIGN GOVERNMENT BONDS
                   (Cost  $12,544,009)                       $ 16,891,730

                   Municipal Bonds - 0.8 %
                   Commercial Services & Supplies - 0.1 %
                   Environmental & Facilities Services - 0.1 %
  4,400,000    7.97Ohio Air Quality Development, Floating Rat$  2,332,000
                   Total Commercial Services & Supplies $ 2,332,000 Government - 0.7 %
                   Municipal  Airport - 0.0 %
     15,000 New Jersey Economic Development Authority $ 11,719 Municipal CDO - 0.4 %
  8,875,000   12.00Non-Profit Preferred Funding, TR I, Floati$  8,568,458
                   Municipal Utilities - 0.3 %
  3,835,000    9.03San Antonio Texas Electric & Gas, Floating$  4,901,398
                   Total Government                          $ 13,481,575
                   TOTAL MUNICIPAL BONDS
                   (Cost  $18,189,322)                       $ 15,813,575

                   Senior Secured Floating Rate Loan Interests - 6.0 %**
                   Energy - 0.0 %
                   Oil & Gas Exploration & Production - 0.0 %
    800,000        Venoco, Inc., Second Lien, 6.69%, 5/7/14  $    771,500
    277,250        Concho Resources, Inc., Term Loan, 0.0%, 3/    276,557
                                                             $  1,048,057
                   Total Energy                              $  1,048,057
                   Materials - 0.5 %
                   Steel - 0.5 %
 11,065,077        Niagara Corp., Term Loan, 7.47%, 6/29/14  $  9,737,268
                   Total Materials                           $  9,737,268
                   Capital Goods - 0.6 %
                   Aerospace & Defense - 0.4 %
  8,540,000        Aeroflex, Inc., Aeroflex 2/07 Sr, 11.75%, $  7,686,000
                   Construction & Engineering - 0.1 %
  1,094,291        Custom Building Products, Term Loan, First$    957,505
  3,150,000        Custom Building Products, Loan (Second Lie   2,504,250
                                                             $  3,461,755
                   Construction & Farm Machinery & Heavy Trucks - 0.1 %
  1,193,761        Rental Service Corp., Second Lien, 6.3%, 1$    981,868
                   Total Capital Goods                       $ 12,129,623
                   Commercial Services & Supplies - 0.3 %
                   Diversified Commercial Services - 0.2 %
  4,100,000        J.G.Wentworth, First Lien, 5.05%, 3/1/14  $  3,372,250
  1,126,656        NCO Financial System, Term B Advance, 6.95   1,096,377
                                                             $  4,468,627
                   Environmental & Facilities Services - 0.1 %
  1,178,072        Waste Services, Inc., Tranche E Term, 5.15$  1,170,710
                   Total Commercial Services & Supplies      $  5,639,337
                   Transportation - 0.4 %
                   Air Freight & Couriers - 0.4 %
  5,891,124        Louis Topco, Ltd., Term Loan, 12.62%, 6/1/$  6,017,238
    295,802        TNT Logistics Plc, Additional Pre Funded L     272,137
    893,257        TNT Logistics Plc, U.S. Term Loan, 5.48%,      821,797
                                                             $  7,111,172
                   Total Transportation                      $  7,111,172
                   Automobiles & Components - 0.0 %
                   Automobile Manufacturers - 0.0 %
    985,000        General Motors Corp., Secured Term, 5.16%,$    778,643
                   Total Automobiles & Components            $    778,643
                   Consumer Durables & Apparel - 0.1 %
                   Homebuilding - 0.0 %
    651,768        LandSource Communities Development, Roll U$    435,463
  8,650,000        LandSource Communities Development, Facili   1,173,156
                                                             $  1,608,619
                   Total Consumer Durables & Apparel         $  1,608,619
                   Consumer Services - 0.5 %
                   Casinos & Gaming - 0.5 %
  4,950,852        Gateway Casinos & Entertainment, Term Adva$  4,276,298
    995,146        Gateway Casinos & Entertainment, Delayed D     859,557
  6,250,000        Gateway Casinos & Entertainment, Advance (   4,203,125
                                                             $  9,338,980
                   Total Consumer Services                   $  9,338,980
                   Media - 0.2 %
                   Broadcasting & Cable TV - 0.1 %
  1,000,000        Charter Communications, Third Lien, 5.3%, $    807,500
  1,412,900        Charter Communications, Term Loan B, 4.8%,   1,246,737
  1,128,600        Knology, Inc., Term Loan, 5.04%, 4/30/12     1,049,598
                                                             $  3,103,835
                   Total Media                               $  3,103,835
                   Household & Personal Products - 0.0 %
                   Personal Products - 0.0 %
    246,875        Brickman Holdings, Tranche B Term, 4.8%, 1$    225,891
                   Total Household & Personal Products       $    225,891
                   Health Care Equipment & Services - 0.4 %
                   Health Care Supplies - 0.4 %
  7,510,000        Inverness Medical Innovations, Term Loan, $  7,078,175
                   Total Health Care Equipment & Services    $  7,078,175
                   Pharmaceuticals & Biotechnology - 0.1 %
                   Pharmaceuticals - 0.1 %
  2,940,903        Talecris Biotherapeutics Holdings, First L$  2,712,983
                   Total Pharmaceuticals & Biotechnology     $  2,712,983
                   Diversified Financials - 0.2 %
                   Specialized Finance - 0.2 %
  3,556,493        Ace Cash Express, Term Loan, 5.66%, 10/5/1$  2,818,520
                   Total Diversified Financials              $  2,818,520
                   Insurance - 0.8 %
                   Insurance Brokers - 0.3 %
  2,927,875        Alliant Holdings I, Inc., Term Loan, 5.8%,$  2,708,284
    827,373        HUB International Holdings, Delaed Draw, 4     761,690
  3,681,078        HUB International Holdings, Initial Term L   3,388,847
                                                             $  6,858,821
                   Multi-Line Insurance - 0.4 %
  4,187,476        AmWins Group, Inc., Initial Term Loan, 5.0$  3,412,793
  6,750,000        AmWins Group, Inc., Initial Term Loan, 7.9   4,421,250
                                                             $  7,834,043
                   Total Insurance                           $ 14,692,864
                   Technology Hardware & Equipment - 1.0 %
                   Electronic Equipment & Instruments - 1.0 %
 14,573,921        Huawei-3Com Co., Ltd., Tranche B Term, 5.6$ 12,606,442
  5,458,750        Scitor Corp., Term Loan, 6.74%, 9/28/14      5,349,575
                                                             $ 17,956,017
                   Total Technology Hardware & Equipment     $ 17,956,017
                   Telecommunication Services - 0.5 %
                   Integrated Telecommunication Services - 0.4 %
    718,144        Telesat Canda, U.S. Term II Loan, 4.45%, 1$    685,547
  8,368,658        Telesat Canda, U.S. Term I Loan, 5.82%, 10   7,988,800
                                                             $  8,674,347
                   Total Telecommunication Services          $  8,674,347
                   Utilities - 0.4 %
                   Independent Power Producer & Energy Traders - 0.3 %
  2,434,886        NRG Energy, Inc., Credit Linked, 4.3%, 2/1$  2,322,271
  4,965,824    4.30NRG Energy, Inc., Term Loan, 4.3%, 2/1/13    4,736,154
                                                             $  7,058,425
                   Total Utilities                           $  7,058,425
                   TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                   (Cost  $133,679,644)                      $111,712,756

                   Rights/Warrants - 0.4 %
                   Energy - 0.4 %
                   Oil & Gas Drilling - 0.3 %
 11,203,000        Norse Energy Corp ASA *                   $  6,773,871
                   Oil & Gas ExplOration & Production - 0.0 %
    498,836        Biofuel Energy ASA *                      $          0
                   Total Energy                              $  6,773,871
                   Materials - 0.0 %
                   Forest Products - 0.0 %
      3,250        Mandra Forestry-CW13, Warrants Expire, 5/1$    325,000
                   Total Materials                           $    325,000
                   Real Estate - 0.0 %
                   Real Estate ManagemeNt & Development - 0.0 %
  8,190,000        Neo-China Group Holings, Ltd., Warrant, -C$    314,936
                   Total Real Estate                         $    314,936
                   TOTAL RIGHTS/WARRANTS
                   (Cost  $1,646,063)                        $  7,413,807

                   Temporary Cash Investments - 7.6 %
                   Securities Lending Collateral  - 7.6% (e)
                   Certificates of Deposit:
  2,614,441        American Express, 2.72%, 8/8/08           $  2,614,441
  1,956,917        Bank of America, 2.88%, 8/11/08              1,956,917
  3,913,833        CBA, 3.02%, 7/16/09                          3,913,833
  1,956,917        Citibank, 2.85%, 7/29/08                     1,956,917
    704,618        Banco Santander NY, 2.8%, 10/7/08              704,618
  1,958,533        Banco Santander NY, 3.09%, 12/22/08          1,958,533
  1,956,323        Bank of Nova Scotia, 3.18%, 5/5/09           1,956,323
    978,458        Bank of Scotland NY, 2.72%, 8/15/08            978,458
    703,897        Bank of Scotland NY, 2.89%, 11/4/08            703,897
    978,042        Bank of Scotland NY, 3.03%, 9/26/08            978,042
  3,522,450        Barclays Bank, 3.18%, 5/27/09                3,522,450
  2,935,381        Bank Bovespa NY, 2.705%, 8/8/08              2,935,381
  1,174,158        Calyon NY, 2.85%, 8/25/08                    1,174,158
  1,643,810        Calyon NY, 2.64%, 9/29/08                    1,643,810
    620,925        Calyon NY, 2.69%, 1/16/09                      620,925
    782,773        Deutsche Bank Financial, 2.72%, 8/4/08         782,773
  1,450,723        Dexia Bank NY, 3.37%, 9/29/08                1,450,723
  3,522,450        DNB NOR Bank ASA NY, 2.9%, 6/8/09            3,522,450
    168,166        Fortis, 3.11%, 9/30/08                         168,166
  3,585,071        Intesa SanPaolo S.p.A., 2.72%, 5/22/09       3,585,071
    978,458        Lloyds Bank, 2.61%, 8/18/08                    978,458
  1,330,703        Natixis, 2.83%, 8/4/08                       1,330,703
  1,956,917        NORDEA NY, 2.81%, 8/29/08                    1,956,917
    226,213        NORDEA NY, 2.72%, 4/9/09                       226,213
    187,608        NORDEA NY, 2.73%, 12/1/08                      187,608
    313,074        Rabobank Nederland NY, 2.37%, 8/29/08          313,074
  1,956,936        Royal Bank of Canada NY, 2.6%, 9/5/08        1,956,936
  1,174,150        Bank of Scotland NY, 2.7%, 8/1/08            1,174,150
  1,174,771        Bank of Scotland NY, 2.96%, 11/3/08          1,174,771
    226,895        Skandinavian Enskilda Bank NY, 3.18%, 9/22/    226,895
    390,557        Skandinavian Enskilda Bank NY, 3.06%, 2/13/    390,557
  3,522,450        Svenska Bank NY, 2.7%, 7/8/09                3,522,450
  2,465,715        Toronto Dominion Bank NY, 2.77%, 9/5/08      2,465,715
  1,174,150        Toronto Dominion Bank NY, 2.75%, 11/5/08     1,174,150
    390,752        Wachovia, 3.62%, 10/28/08                      390,752
                                                             $ 54,597,235
                   Commercial Paper:
    602,817        Bank of America, 2.7%, 8/26/08            $    602,817
    782,206        Bank of America, 2.6%, 8/11/08                 782,206
  1,944,086        Citigroup, 2.83%, 10/24/08                   1,944,086
  1,948,610        HSBC Securities, Inc., 2.88%, 9/29/08        1,948,610
  3,843,384        Honda Finance Corp., 2.92%, 7/14/09          3,843,384
  1,564,179        ING Funding, 2.7%, 8/13/08                   1,564,179
  3,514,930        Macquarie Bank, 2.75%, 8/29/08               3,514,930
    483,358        PARFIN, 3.18%, 8/1/08                          483,358
  3,116,437        Rabobank, 2.68%, 10/3/08                     3,116,437
    777,553        Royal Bank of Scotland, 2.66%, 10/21/08        777,553
    782,514        Societe Generale, 3.18%, 8/5/08                782,514
  1,563,141        Societe Generale, 3.18%, 8/22/08             1,563,141
    782,205        SVSS NY, 3.18%, 8/11/08                        782,205
    372,423        Bank Bovespa NY, 2.79%, 3/12/09                372,423
  1,760,890        General Electric Capital Corp., 2.77%, 1/5/  1,760,890
  1,956,281        General Electric Capital Corp., 2.82%, 3/16  1,956,281
    723,731        IBM, 3.18%, 2/13/09                            723,731
  1,956,917        IBM, 3.18%, 6/26/09                          1,956,917
  3,522,450        Met Life Global Funding, 3.16%, 6/12/09      3,522,450
  3,326,758        WestPac, 3.18%, 6/1/09                       3,326,758
                                                             $ 35,324,870
                   Mutual Funds:
  5,870,750        AIM Short Term Investment Trust, 2.47%    $  5,870,750
  5,870,750        BlackRock Liquidity Money Market Fund, 3.18  5,870,750
  5,870,750        Dreyfus Preferred Money Market Fund, 3.18%   5,870,750
                                                             $ 17,612,250
                   Tri-party Repurchase Agreements:
     92,132        Barclays Capital Markets, 2.15%, 8/1/08   $     92,132
  6,551,561        Deutsche Bank, 2.18%, 8/1/08                 6,551,561
 27,396,834        Lehman Brothers, 2.13%, 8/1/08              27,396,834
                                                             $ 34,040,527
                   Other:
    772,625        ABS CFAT 2008-A A1, 3.005%, 4/27/09       $    772,625
                   Total Securities Lending Collateral       $142,347,508
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost  $142,347,508)                      $142,347,508

                   TOTAL INVESTMENT IN SECURITIES - 105.9%
                   (Cost  $2,210,074,192) (a)(c)             $1,981,007,675

                   OTHER ASSETS AND LIABILITIES - (5.9)%     $(110,065,413)

                   TOTAL NET ASSETS - 100.0%                 $1,870,942,262

         *         Non-income producing security.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933.

      STEP     Debt obligation initially issued at one coupon which converts to another coupon at

        **         Senior floating rate loan interests in which the Portfolio invests generally pay in

       (a) At July 31, 2008, the net unrealized loss on investments based on cost for federal

                   Aggregate gross unrealized gain for all inv $    41,267,240

                   Aggregate gross unrealized loss for all inv    (270,333,757)

                   Net unrealized loss                         $ (229,066,517)

       (b) Debt obligation with a Floating interest rate. Rate shown is rate at period end.

       (c) Distributions of investment by country of issue, as a percentage of total investmen

                   United States                                    58.1%
                   Norway                                            5.4%
                   Netherlands                                       5.1%
                   Brazil                                            3.9%
                   Australia                                         3.9%
                   Luxemborg                                         3.6%
                   United Kingsom                                    2.8%
                   Cayman Islands                                    2.6%
                   Canada                                            2.6%
                   South Africa                                      1.4%
                   Mexico                                            1.4%
                   Bermuda                                           1.4%
                   Ireland                                           1.1%
                   Other (Individually less than 1%)                 6.8%
                                                                   100.0%
       (d)         At July 31, 2008, the following securities were out on loan:

Principal
Amount                  Description                      Value
        4,336,000  ALB Finance BV, 9.25%, 9/25/13 (144A)       $      3,295,360
        5,628,000  Accuride Corp., 8.5%, 2/1/15                        3,827,040
        7,766,000  Aleris International, Inc., 10.0%, 12/15/16         5,358,540
        8,200,000  Angiotech Pharmaceutical, 7.75%, 4/1/14             6,150,000
      12,405,000   Aventine Renewable Energy, 10.0%, 4/1/17            7,939,200
        3,000,000  Bertin, Ltd., 10.25%, 10/5/16 (144A)                3,150,000
        4,462,000  Charter Communications, Inc., 11.0%, 1/10/1         3,535,287
        1,811,000  C10 Capital SPV Ltd, Floating Rate Note, 12         1,648,010
        7,680,000  Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)              7,833,600
        3,445,000  Central Garden, 9.125%, 2/1/13                      2,824,900
        1,245,000  CIA Transporte Energia, 8.875%, 12/15/16 (1
859,050
        1,000,000  Cosan SA Industria, 8.25%, 2/15/49 (144A)
900,000
        4,358,000  Cricket Communications I, 9.375%, 11/1/14           4,270,840
           424,000 Dasa Finance Corp., 8.75%, 5/29/18 (144A)
419,760
        4,327,000  Duane Reade, Inc., 9.75%, 8/1/11                    3,807,760
        4,000,000  Enterprise Products, Floating Rate Note, 8/         3,920,000
        1,833,000  Evraz Group SA, 8.875%, 4/24/13 (144A)              1,778,010
        2,100,000  Evraz Group SA, 9.5%, 4/24/18 (144A)                2,016,000
        4,900,000  PGS Solutions, Inc., 9.872%, 2/15/17 (144A)         4,410,000
        5,400,000  Georgia Gulf Corp., 9.5%, 10/15/14                  4,104,000
        6,798,000  Georgia Gulf Corp, 10.75%, 10/15/16                 3,534,960
        2,250,000  Graphic Packaging Co., 9.5%, 8/15/13                2,092,500
        2,950,000  Industrias Unidas, 11.5%, 11/15/16 (144A)           1,740,500
        2,600,000  Kar Holdings Inc., 10.0%, 5/1/15 (144A)             2,158,000
        1,000,000  MBIA, Inc, Floating Rate Note, 1/15/33 (144
550,000
        1,420,000  Mobile Telesystems Finance, 8.0%, 1/28/12           1,420,000
           495,000 Nell AF Sarl, 8.375%, 8/15/15 (144A)
306,900
        5,000,000  NCO Group, Inc., 11.875%, 11/15/14                  4,000,000
        1,485,000  Panolam Industries International, 10.75%, 1         1,173,150
      10,201,000   Sally Holdings LLC, 10.5%, 11/15/16                 9,792,960
           363,000 Shingle Springs Tribal, 9.375%, 6/15/15 (14
294,030
        6,439,000  Station Casinos, Inc., 6.625%, 3/15/18              2,833,160
           250,000 Trailer Bridge, Inc., 9.25%, 11/15/11
227,500
        2,500,000  Transport De Gas Del Sur, 7.875%, 5/14/17 (         1,925,000
        3,413,000  Tronox Worldwide/Finance, 9.5%, 12/1/12             2,116,060
        1,970,000  Trump Entertainment Resorts, 8.5%, 6/1/15
965,300
        6,010,000  Univision Communications, 9.75%, 3/15/15 PI         4,567,600
        4,290,000  Vip Fin, 9.125%, 4/30/18 (144A)                     4,204,200
        7,345,000  Verasun Energy Corp., 9.875%, 12/15/12              6,243,250
        4,500,000  Waste Services, Inc., 9.5%, 4/15/14                 4,545,000
        6,788,000  Yankee Acquisition Corp., 9.75%, 2/15/17            3,937,040
        4,994,000  ALB Finance BV, 9.25%, 9/25/13                      3,795,440
                   Total                                       $  134,469,907

       ***         Pending sale at 7/31/08

       (e)         Security lending collateral is managed by Credit Suisse



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.